Profit or loss per share (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2024 CHF (SFr) EquityInstruments item SFr / shares shares	Dec. 31, 2023 CHF (SFr) EquityInstruments item SFr / shares shares
Profit or loss per share
Net loss from continuing operations - basic | SFr	SFr (6,842,588)	SFr (4,909,342)	SFr (2,500,153)
Net loss from continuing operations - diluted | SFr	(6,842,588)	(4,909,342)	(2,500,153)
Net profit from discontinued operations - basic | SFr	114,342	11,965,129	(8,056,074)
Net profit from discontinued operations - diluted | SFr	114,342	11,965,129	(8,056,074)
Profit (loss), attributable to ordinary equity holders of parent entity - basic | SFr	(6,728,246)	7,055,787	(10,556,227)
Profit (loss), attributable to ordinary equity holders of parent entity - diluted | SFr	SFr (6,728,246)	SFr 7,055,787	SFr (10,556,227)
Weighed average number of shares in issue - basic | shares	107,371,457	98,112,826	74,307,635
Weighed average number of shares in issue - diluted | shares	107,371,457	98,112,826	74,307,635
Basic profit / (loss) per share
Basic profit / (loss) per share for profit/(loss) attributable to the ordinary equity holders of the Company | SFr / shares	SFr (0.06)	SFr 0.07	SFr (0.14)	[1]
From continuing operations | SFr / shares	(0.06)	(0.05)	(0.03)	[1]
From discontinued operations | SFr / shares		0.12	(0.11)	[1]
Diluted profit / (loss) per share
Diluted profit / (loss) per share for profit/ (loss) attributable to the ordinary equity holders of the Company | SFr / shares	(0.06)	0.07	(0.14)
From continuing operations | SFr / shares	SFr (0.06)	(0.05)	(0.03)
From discontinued operations | SFr / shares		SFr 0.12	SFr (0.11)
Number of categories of dilutive potential shares | item	3	3	3
Number of dilutive instruments	66,508,150	69,683,409	63,246,964
Share options
Diluted profit / (loss) per share
Number of dilutive instruments	7,956,764	8,006,791	1,570,346
Warrants | 2018
Diluted profit / (loss) per share
Number of dilutive instruments		5,866,898	5,866,898
Warrants | 2021-2023
Diluted profit / (loss) per share
Number of dilutive instruments	55,809,720	55,809,720	55,809,720
Warrants | 2021
Diluted profit / (loss) per share
Number of dilutive instruments	9,230,772
Warrants | 2022
Diluted profit / (loss) per share
Number of dilutive instruments	15,000,000
Warrants | 2023
Diluted profit / (loss) per share
Number of dilutive instruments	3,157,894
Warrants | 2026
Diluted profit / (loss) per share
Number of dilutive instruments	2,741,666

[1]	The comparative information has been re-presented due to discontinued operations that have been reclassed to the financial line called “Net profit or loss from discontinued operations” (note 23). In the other sections of these consolidated financial statements an asterisk will indicate where comparative information has been re-presented